RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

16.RELATED PARTY TRANSACTIONS

1.Related Parties with whom transactions have taken place during the period:

1.	Mondee Holdings LLC — Affiliate entity
2.	Prasad Gundumogula — Chief Executive Officer (“CEO”)
3.	Metaminds Software Solutions Ltd (“Metaminds Software”) — Affiliate entity
4.	Metaminds Technologies Pvt Ltd (“Metaminds Technologies”) — Affiliate entity
5.	Metaminds Global Solutions Inc. (“Metaminds Global”) — Affiliate entity
6.	Mondee Group LLC — Affiliate entity

2.Summary of balances due to and from related parties and transactions are as follows:

	December 31,	December 31,
Balances as at Period End	2022	2021
Amount payable to related party
Metaminds Technologies	—	196
Metaminds Global	—	317
Mondee Group LLC (a)	—	203
Metaminds Software (g)	13	—
Amount receivable from related party
Mondee Group LLC (a)	38	—
Loan receivable from Related Party
Mondee Group LLC (b)	—	22,054
Note Payable to Related Party
Note payable to CEO (c)	197	193

	December 31,	December 31,
Transactions with Related Parties	2022	2021
Offshore IT, sales support and other services from
Metaminds Software (d)	—	90
Metaminds Technologies (d)	54	230
Metaminds Global (d)	78	208
Offshore software development services from
Metaminds Software (d)	—	362
Metaminds Technologies (d)	216	919
Metaminds Global (d)	312	831
Interest income from Mondee Group Loan (b)	282	505
Service fee from Mondee Group LLC (a)	2,379	1,223
Rent expense – from Metaminds Software (e)	169	—
Payment made on behalf of Mondee Holdings LLC (f)	5,241	—
(a)	Pursuant to a UATP Servicing Agreement dated May 11, 2021, Mondee sold certain airline tickets using prepaid UATP credit cards arranged by Mondee Group LLC, in exchange for a service fee equal to 10% of the revenue derived from the sale of such airline tickets. Mondee Group, LLC, led the fund raising and arranged the funds that were used to purchase prepaid UATP credit cards at a discount from their face value from a certain airline.
(b)	Mondee has a secured promissory note receivable from Mondee Group LLC, bearing an interest rate of 2.33% compounded annually, with a 10-year term, and is secured by 14,708 Class A units in the Mondee Stockholder. The note was settled upon the occurrence of the Business Combination, partly by a right to receive shares of the Company Class A Common Stock to the extent of $20,336 and partly by the Asset Acquisition discussed in Note 3.
(c)	The Company has a note payable to the CEO amounting to $197 and $193 as of December 31, 2022 and December 31, 2021, respectively, and is included in loan payable to related party on the Consolidated Balance Sheets. The loan is collateralized and carries an interest rate of 2% per annum. Principal and interest are due on demand.
(d)	Prior to acquisition of certain assets and liabilities of Metaminds Technologies, Mondee hired all employees of Metaminds Technologies in April 2022. There were no services rendered by Metaminds Technologies and Metaminds Software for offshore IT, offshore software development, or sales support for the period subsequent to the hiring of all employees up to December 31, 2022.
(e)	The Company currently rents office space from Metaminds Software Solutions Ltd. The lease commencement date for this was April 1, 2022. The lease has a term of 11 months, has been renewed, and the monthly minimum base rent is immaterial.
(f)	Corresponds to a payment made to Rocketrip put option holders by the Company on behalf Mondee Holdings LLC
(g)	Mondee Tech Pvt Ltd has a payable to Metaminds Software, which was settled in the three months ending March 31, 2023.